Goodwill - Key assumptions used to determine recoverable amounts - Tabular disclosure (Details) - Goodwill [member]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
France, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate Value in use Internal plan Discounted cash flow	0.80%	0.80%	0.80%
Post-tax value in use Internal plan Discounted cash flow	5.50%	6.30%	6.50%
Pre-tax value in use Internal plan Discounted cash flow	7.40%	9.10%	9.50%
Spain, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate Value in use Internal plan Discounted cash flow	1.50%	1.50%	1.50%
Post-tax value in use Internal plan Discounted cash flow	8.60%	7.80%	8.00%
Pre-tax value in use Internal plan Discounted cash flow	10.80%	9.70%	10.00%
Poland, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate Value in use Internal plan Discounted cash flow	1.00%	1.00%	1.00%
Post-tax value in use Internal plan Discounted cash flow	8.30%	9.30%	8.50%
Pre-tax value in use Internal plan Discounted cash flow	9.70%	10.30%	9.90%
Orange Belgium [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate Value in use Internal plan Discounted cash flow	0.50%	0.50%	0.50%
Post-tax value in use Internal plan Discounted cash flow	6.80%	6.80%	7.00%
Pre-tax value in use Internal plan Discounted cash flow	9.00%	9.60%	10.40%
Orange Romania [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate Value in use Internal plan Discounted cash flow	2.30%	2.30%	2.30%
Post-tax value in use Internal plan Discounted cash flow	8.80%	9.30%	9.00%
Pre-tax value in use Internal plan Discounted cash flow	9.90%	10.50%	10.20%
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate Value in use Internal plan Discounted cash flow	4.00%	4.00%	4.00%
Orange Egypt for Telecommunications and subsidiaries [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Post-tax value in use Internal plan Discounted cash flow	17.00%	16.50%	16.50%
Pre-tax value in use Internal plan Discounted cash flow	19.50%	18.30%	18.60%
Orange Egypt for Telecommunications and subsidiaries [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Post-tax value in use Internal plan Discounted cash flow	13.50%	13.00%	13.00%
Pre-tax value in use Internal plan Discounted cash flow	16.00%	14.80%	15.10%
Enterprise, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate Value in use Internal plan Discounted cash flow	0.30%	0.30%	0.30%
Post-tax value in use Internal plan Discounted cash flow	7.50%	7.80%	7.80%
Pre-tax value in use Internal plan Discounted cash flow	10.70%	12.10%	12.00%